Joint Arrangements (Details)	12 Months Ended
Dec. 31, 2021
Wind and Solar | Skookumchuck
Disclosure of joint operations [line items]
Proportion of ownership interest in joint venture	49.00%
Sheerness | Gas
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Goldfields Power | Australian Gas
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Fort Saskatchewan | Gas
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	60.00%
Fortescue River Gas Pipeline | Gas
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	43.00%
McBride Lake | Wind and Solar
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Soderglen | Wind and Solar
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Pingston | Hydro generation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%